Long-Term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2019	$ 1,607,122
New Loans	494,368
Prepaid	400,294
Repaid	156,645
Balance at December 31, 2019	$ 1,544,551
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 120,000
Balance at January 1, 2019	62,500
Prepaid	62,500
Balance at December 31, 2019	$ 0
12-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 40,000
Balance at January 1, 2019	18,750
Repaid	2,500
Balance at December 31, 2019	$ 16,250
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 39,000
Balance at January 1, 2019	16,900
Prepaid	16,900
Balance at December 31, 2019	$ 0
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 43,924
Balance at January 1, 2019	18,181
Prepaid	16,575
Repaid	1,606
Balance at December 31, 2019	$ 0
9-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 42,100
Balance at January 1, 2019	21,300
Prepaid	21,300
Balance at December 31, 2019	$ 0
10-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,000
Balance at January 1, 2019	24,000
Prepaid	24,000
Balance at December 31, 2019	$ 0
9-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,650
Balance at January 1, 2019	25,948
Prepaid	25,948
Balance at December 31, 2019	$ 0
8-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 73,600
Balance at January 1, 2019	73,672
Repaid	6,406
Balance at December 31, 2019	$ 67,266
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 42,000
Balance at January 1, 2019	30,800
Prepaid	28,000
Repaid	2,800
Balance at December 31, 2019	$ 0
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 193,239
Balance at January 1, 2019	169,120
Prepaid	127,250
Repaid	8,476
Balance at December 31, 2019	$ 33,394
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 40,400
Balance at January 1, 2019	36,377
Prepaid	35,036
Repaid	1,341
Balance at December 31, 2019	$ 0
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 78,744
Balance at January 1, 2019	72,925
Repaid	4,669
Balance at December 31, 2019	$ 68,256
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,954
Balance at January 1, 2019	37,457
Repaid	2,497
Balance at December 31, 2019	$ 34,960
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2019	31,280
Repaid	1,955
Balance at December 31, 2019	$ 29,325
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2019	30,792
Repaid	2,199
Balance at December 31, 2019	$ 28,593
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 39,900
Balance at January 1, 2019	29,019
Repaid	3,627
Balance at December 31, 2019	$ 25,392
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 82,775
Balance at January 1, 2019	56,908
Repaid	10,347
Balance at December 31, 2019	$ 46,561
6-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 46,217
Balance at January 1, 2019	32,351
Repaid	4,622
Balance at December 31, 2019	$ 27,729
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 44,800
Balance at January 1, 2019	36,800
Repaid	3,200
Balance at December 31, 2019	$ 33,600
12-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 309,824
Balance at January 1, 2019	252,433
Repaid	21,502
Balance at December 31, 2019	$ 230,931
5-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 33,104
Balance at January 1, 2019	21,996
Prepaid	19,450
Repaid	2,546
Balance at December 31, 2019	$ 0
4-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 18,125
Balance at January 1, 2019	10,875
Prepaid	9,063
Repaid	1,812
Balance at December 31, 2019	$ 0
7 1/2-year term loan
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 85,000
Balance at January 1, 2019	79,333
Repaid	5,667
Balance at December 31, 2019	$ 73,666
4-year term loan
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 122,500
Balance at January 1, 2019	92,314
Repaid	15,594
Balance at December 31, 2019	$ 76,720
6-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 80,000
Balance at January 1, 2019	76,255
Repaid	7,490
Balance at December 31, 2019	$ 68,765
5-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 180,000
Balance at January 1, 2019	151,014
Repaid	23,122
Balance at December 31, 2019	$ 127,892
5-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 44,000
Balance at January 1, 2019	44,000
Repaid	4,700
Balance at December 31, 2019	$ 39,300
5-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 48,650
Balance at January 1, 2019	48,650
Repaid	6,081
Balance at December 31, 2019	$ 42,569
8-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 82,752
Balance at January 1, 2019	5,172
New Loans	51,720
Balance at December 31, 2019	$ 56,892
5-year term loan
Debt Instrument [Line Items]
Origination Date	2018
Original Amount	$ 62,500
Balance at January 1, 2019	0
New Loans	62,500
Repaid	3,000
Balance at December 31, 2019	$ 59,500
6-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 88,150
Balance at January 1, 2019	0
New Loans	88,150
Prepaid	14,272
Repaid	4,358
Balance at December 31, 2019	$ 69,520
5-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 38,250
Balance at January 1, 2019	0
New Loans	38,250
Repaid	3,187
Balance at December 31, 2019	$ 35,063
4-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 26,000
Balance at January 1, 2019	0
New Loans	26,000
Balance at December 31, 2019	$ 26,000
7-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 56,352
Balance at January 1, 2019	0
New Loans	6,979
Balance at December 31, 2019	$ 6,979
10-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 54,387
Balance at January 1, 2019	0
New Loans	6,733
Balance at December 31, 2019	$ 6,733
7-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 72,000
Balance at January 1, 2019	0
New Loans	72,000
Balance at December 31, 2019	$ 72,000
5-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 71,036
Balance at January 1, 2019	0
New Loans	71,036
Repaid	1,341
Balance at December 31, 2019	$ 69,695
5-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 36,000
Balance at January 1, 2019	0
New Loans	36,000
Balance at December 31, 2019	$ 36,000
5-year term loan
Debt Instrument [Line Items]
Origination Date	2019
Original Amount	$ 35,000
Balance at January 1, 2019	0
New Loans	35,000
Balance at December 31, 2019	$ 35,000